Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 8.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective August 27, 2013, the Company designated 3,663 shares as Series 1 Convertible Preferred Stock. The Series 1 Convertible Preferred Stock has no voting rights, and holders are entitled to a liquidation preference equal to $0.001 per share. Each share of Series 1 Convertible Preferred Stock is convertible into 2,515.3436 shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.98% of the common stock following conversion.

On August 27, 2013, the Company issued 2,987.0168 shares of Series 1 Convertible Preferred Stock in exchange for CPNs (see Note 6) and Series A-1 Convertible Preferred Stock (see below) and sold 646.0351 shares of Series 1 Convertible Preferred Stock in a private placement (the “2013 Private Placement”). Of the 3,633.0519 shares of Series 1 Convertible Preferred Stock, 762.7632 have been converted into 191,861 shares of common stock and 2,870.2887 remain outstanding as of June 30, 2014.

Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each 99.39 shares of Series A Preferred Stock was convertible into one share of common stock, subject to an ownership cap, and entitled the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrued, compounding quarterly, and accumulated on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends would cease. The Series A Preferred Stock had no voting rights, and in the event of liquidation ranked senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,500 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. $209,268 and $415,952 was accrued with respect to undeclared dividends in the three and six months ended June 30, 2013, respectively. All of the Series A-1 Convertible Preferred Stock was exchanged for common stock and Series 1 Convertible Preferred Stock in the 2013 Exchange, following which the Company retired all of the Series A Preferred Stock, none of which remains issued and outstanding and none will be issued in the future.

NOTE 7.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective August 27, 2013, the Company designated 3,663 shares as Series 1 Convertible Preferred Stock. The Series 1 Convertible Preferred Stock has no voting rights, and holders are entitled to a liquidation preference equal to $0.001 per share. Each share of Series 1 Convertible Preferred Stock is convertible into 2,515.3436 shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.98% of the common stock following conversion.

On August 27, 2013, the Company issued 2,987.0168 shares of Series 1 Convertible Preferred Stock in conjunction with the Exchange Agreement (see Note 1) and sold 646.0351 shares of Series 1 Convertible Preferred Stock in the 2013 Private Placement (see Note 1). Of these 3,633.0519 shares, 688.3439 have been converted into 1,731,421 shares of common stock and 2,944.7080 remain outstanding as of December 31, 2013.

The Company recognized a beneficial conversion feature calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share based on the valuation allocated to the Series 1 Convertible Preferred Stock. Since this preferred stock was immediately convertible and not redeemable, this non-contingent beneficial conversion feature of $898,623 was recorded as a one-time accretion expense.

Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each 9.939 shares of Series A Preferred Stock was convertible into one share of common stock, subject to an ownership cap, and entitled the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrued, compounding quarterly, and accumulated on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends would cease. The Series A Preferred Stock had no voting rights, and in the event of liquidation ranked senior to common stock. After giving effect to the 2013 Exchange, the Company retired the Series A-1 Preferred Shares that were exchanged for common stock and Series 1 preferred stock and no Series A Preferred Shares remained issued and outstanding and none will be issued in the future.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. The Company recorded the allocated valuation of $10,724,991 (see Note 5), less allocated issuance costs of $886,422, as Series A-1 Convertible Preferred Stock within permanent equity.

As of August 27, 2013, $1,806,913 of undeclared dividends had been accrued with respect to the outstanding Series A-1 Convertible Preferred Stock, of which $547,171 and $801,534 related to the years ended December 31, 2013 and 2012, respectively.